Lease liabilities consist of the following: (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Total lease payments	$ 98,289	$ 33,489
Less: discount	(4,421)	(624)
Lease obligation	93,868	32,865
Less: current obligations	(17,682)	(30,289)	$ (47,974)
Lease obligation, net of current portion	76,186	2,576	$ 40,260
Office Space [Member]
Office equipment	94,951	29,102
Office Equipment [Member]
Office equipment	$ 3,338	$ 4,387